UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     August 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $131,576 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108      443     8200 SH       SOLE                     8200        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      810    19600 SH       SOLE                    19600        0        0
ALLSTATE CORP                  COM              020002101     2407    96000 SH       SOLE                    96000        0        0
AMDOCS LTD                     ORD              G02602103      856    40000 SH       SOLE                    40000        0        0
APPLE INC                      COM              037833100      286     2000 SH       SOLE                     2000        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      245     6516 SH       SOLE                     6516        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4452   341157 SH       SOLE                   341157        0        0
BARRICK GOLD CORP              COM              067901108     3671   106250 SH       SOLE                   106250        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3780       42 SH       SOLE                       42        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     3404     1164 SH       SOLE                     1164        0        0
BJ SVCS CO                     COM              055482103      267    19800 SH       SOLE                    19800        0        0
CARDINAL HEALTH INC            COM              14149Y108     5578   182000 SH       SOLE                   182000        0        0
CISCO SYS INC                  COM              17275R102     2060   109550 SH       SOLE                   109550        0        0
CME GROUP INC                  COM              12572Q105      986     3200 SH       SOLE                     3200        0        0
COPART INC                     COM              217204106      245     7000 SH       SOLE                     7000        0        0
DENTSPLY INTL INC NEW          COM              249030107     1753    57500 SH       SOLE                    57500        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      743    12600 SH       SOLE                    12600        0        0
DIREXION SHS ETF TR            DLY FINL BEAR 3X 25459W607       86    18200 SH       SOLE                    18200        0        0
EBAY INC                       COM              278642103     2181   130000 SH       SOLE                   130000        0        0
ENCANA CORP                    COM              292505104     1675    34080 SH       SOLE                    34080        0        0
FULTON FINL CORP PA            COM              360271100      186    35300 SH       SOLE                    35300        0        0
GOLDCORP INC NEW               COM              380956409      587    16400 SH       SOLE                    16400        0        0
GOOGLE INC                     CL A             38259P508     1257     3000 SH       SOLE                     3000        0        0
INTEL CORP                     COM              458140100     3843   225500 SH       SOLE                   225500        0        0
ISHARES TR                     BARCLYS US AGG B 464287226      297     2919 SH       SOLE                     2919        0        0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT NEW   409735206       21     1775 SH       SOLE                     1775        0        0
JOHNSON & JOHNSON              COM              478160104     6632   116200 SH       SOLE                   116200        0        0
JPMORGAN CHASE & CO            COM              46625H100      942    27900 SH       SOLE                    27900        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203       55    10000 SH       SOLE                    10000        0        0
M & T BK CORP                  COM              55261F104     1023    20000 SH       SOLE                    20000        0        0
MANULIFE FINL CORP             COM              56501R106     2729   155570 SH       SOLE                   155570        0        0
MARSH & MCLENNAN COS INC       COM              571748102     7647   381000 SH       SOLE                   381000        0        0
MDS INC                        COM              55269P302     4601   822008 SH       SOLE                   822008        0        0
MEDTRONIC INC                  COM              585055106     6116   176200 SH       SOLE                   176200        0        0
MICROSOFT CORP                 COM              594918104     6012   250100 SH       SOLE                   250100        0        0
NCR CORP NEW                   COM              62886E108      949    80700 SH       SOLE                    80700        0        0
ORACLE CORP                    COM              68389X105     2391   110000 SH       SOLE                   110000        0        0
PFIZER INC                     COM              717081103     4748   318680 SH       SOLE                   318680        0        0
PIMCO HIGH INCOME FD           COM SHS          722014107       90    10000 SH       SOLE                    10000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     2126    55500 SH       SOLE                    55500        0        0
POTASH CORP SASK INC           COM              73755L107     2412    26878 SH       SOLE                    26878        0        0
PROCTER & GAMBLE CO            COM              742718109      832    16000 SH       SOLE                    16000        0        0
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875      351    11000 SH       SOLE                    11000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     5480   100000 SH       SOLE                   100000        0        0
PROSHARES TR                   PSHS ULTASH DW30 74347R867      427     9000 SH       SOLE                     9000        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109      551    32000 SH       SOLE                    32000        0        0
RESEARCH IN MOTION LTD         COM              760975102     2393    34200 SH       SOLE                    34200        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200     1872    84151 SH       SOLE                    84151        0        0
SCHEIN HENRY INC               COM              806407102     5276   112000 SH       SOLE                   112000        0        0
SCHOOL SPECIALTY INC           COM              807863105      201    10000 SH       SOLE                    10000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      558    47000 SH       SOLE                    47000        0        0
SPDR TR                        UNIT SER 1       78462F103      421     4562 SH       SOLE                     4562        0        0
STRYKER CORP                   COM              863667101     4651   117000 SH       SOLE                   117000        0        0
SYSCO CORP                     COM              871829107     1187    52500 SH       SOLE                    52500        0        0
TIM HORTONS INC                COM              88706M103     1345    55000 SH       SOLE                    55000        0        0
TIME WARNER CABLE INC          COM              88732J207      213     6741 SH       SOLE                     6741        0        0
TIME WARNER INC                COM NEW          887317303      681    26864 SH       SOLE                    26864        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      290     5660 SH       SOLE                     5660        0        0
TRANSCANADA CORP               COM              89353D107      931    34949 SH       SOLE                    34949        0        0
TRAVELERS COMPANIES INC        COM              89417E109      244     6000 SH       SOLE                     6000        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102      451    33000 SH       SOLE                    33000        0        0
VISA INC                       COM CL A         92826C839      973    16000 SH       SOLE                    16000        0        0
WASTE MGMT INC DEL             COM              94106L109     1990    71000 SH       SOLE                    71000        0        0
WELLS FARGO & CO NEW           COM              949746101     6745   279400 SH       SOLE                   279400        0        0
WENDYS ARBYS GROUP INC         COM              950587105      103    25000 SH       SOLE                    25000        0        0
WILMINGTON TRUST CORP          COM              971807102     2818   203200 SH       SOLE                   203200        0        0